Equipment and Leasehold Improvements, Net (Tables)	12 Months Ended
Sep. 30, 2013
Property Plant And Equipment [Abstract]
Components of Equipment and Leasehold Improvements, Net

Components of equipment and leasehold improvements, net are:

	As of September 30,
	2013	2012
Computer equipment	$1,020,643	$967,381
Leasehold improvements	189,655	174,568
Furniture, fixtures and other	63,158	59,972

	1,273,456	1,201,921
Less accumulated depreciation	(997,912)	(924,014)

	$275,544	$277,907